Schedule of Investments
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.28%
Australia–0.76%
Rio Tinto PLC	73,566	$4,651,200
Canada–5.17%
Canadian Pacific Kansas City Ltd.	115,875	10,216,641
Constellation Software, Inc.	4,916	13,428,223
Dollarama, Inc.	104,015	7,923,892
		31,568,756
China–2.49%
NetEase, Inc.	323,521	6,703,881
Tencent Holdings Ltd.	218,300	8,502,770
		15,206,651
France–6.20%
Airbus SE	36,300	6,687,505
Hermes International S.C.A.	3,466	8,858,334
L’Oreal S.A.	17,682	8,373,693
LVMH Moet Hennessy Louis Vuitton SE	11,832	10,646,387
TotalEnergies SE	47,935	3,297,419
		37,863,338
India–1.31%
Kotak Mahindra Bank Ltd.	373,811	8,030,962
Italy–1.37%
Ryanair Holdings PLC, ADR	57,457	8,365,165
Netherlands–1.76%
ASML Holding N.V.	2,525	2,447,889
IMCD N.V.	47,065	8,283,911
		10,731,800
South Korea–2.62%
Samsung Electronics Co. Ltd.	265,999	15,985,873
Sweden–0.98%
Atlas Copco AB, Class A	353,704	5,973,548
Taiwan–1.20%
Taiwan Semiconductor Manufacturing Co. Ltd.	307,000	7,354,553
United Kingdom–8.48%
3i Group PLC	523,680	18,568,333
Ashtead Group PLC	74,035	5,273,451
Berkeley Group Holdings PLC (The)	138,595	8,326,844
RELX PLC	250,359	10,844,734
Unilever PLC	174,324	8,751,379
		51,764,741
United States–65.94%
Accenture PLC, Class A	30,411	10,540,757
Alphabet, Inc., Class A(a)	83,753	12,640,840
Amazon.com, Inc.(a)	100,339	18,099,149
American Express Co.	44,112	10,043,861
AMETEK, Inc.	45,272	8,280,249
Amphenol Corp., Class A	110,879	12,789,893
Shares		Value
United States–(continued)
Analog Devices, Inc.	61,291	$12,122,747
Apple, Inc.	71,554	12,270,080
Berkshire Hathaway, Inc., Class B(a)	42,147	17,723,656
Broadcom, Inc.	8,491	11,254,056
CME Group, Inc., Class A	41,407	8,914,513
Coca-Cola Co. (The)	217,030	13,277,895
Copart, Inc.(a)	237,009	13,727,561
Core & Main, Inc., Class A(a)(b)	27,121	1,552,677
Costco Wholesale Corp.	6,972	5,107,896
Danaher Corp.	43,927	10,969,450
EOG Resources, Inc.	82,250	10,514,840
Fastenal Co.	59,440	4,585,202
Ferguson PLC	5,874	1,283,058
Home Depot, Inc. (The)	30,298	11,622,313
Intuit, Inc.	4,411	2,867,150
JPMorgan Chase & Co.	41,364	8,285,209
Linde PLC	19,849	9,216,288
Marsh & McLennan Cos., Inc.	55,409	11,413,146
Mastercard, Inc., Class A	28,498	13,723,782
Microsoft Corp.	80,316	33,790,548
Moody’s Corp.	22,229	8,736,664
Motorola Solutions, Inc.	21,564	7,654,789
NVIDIA Corp.	11,311	10,220,167
Old Dominion Freight Line, Inc.	58,834	12,902,885
O’Reilly Automotive, Inc.(a)	8,909	10,057,192
Progressive Corp. (The)	81,709	16,899,055
Texas Instruments, Inc.	43,848	7,638,760
Thermo Fisher Scientific, Inc.	20,901	12,147,870
Union Pacific Corp.	47,081	11,578,630
UnitedHealth Group, Inc.	30,904	15,288,209
Waste Management, Inc.	13,124	2,797,381
		402,538,418
Total Common Stocks & Other Equity Interests (Cost $483,772,807)		600,035,005
Money Market Funds–1.57%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d)	5,752,671	5,752,671
Invesco Treasury Portfolio, Institutional Class, 5.21%(c)(d)	3,835,114	3,835,114
Total Money Market Funds (Cost $9,587,785)		9,587,785
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.85% (Cost $493,360,592)		609,622,790
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.23%
Invesco Private Government Fund, 7.57%(c)(d)(e)	387,493	387,493

See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.49%(c)(d)(e)	993,975	$994,472
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,381,966)		1,381,965
TOTAL INVESTMENTS IN SECURITIES—100.08% (Cost $494,742,558)		611,004,755
OTHER ASSETS LESS LIABILITIES–(0.08)%		(506,137)
NET ASSETS–100.00%		$610,498,618
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,865,252	$18,600,406	$(16,712,987)	$-	$-	$5,752,671	$93,953
Invesco Treasury Portfolio, Institutional Class	2,576,835	12,400,271	(11,141,992)	-	-	3,835,114	62,464
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,289,414	(1,901,921)	-	-	387,493	2,155*
Invesco Private Prime Fund	-	5,882,735	(4,888,460)	(1)	198	994,472	5,761*
Total	$6,442,087	$39,172,826	$(34,645,360)	$(1)	$198	$10,969,750	$164,333

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,651,200	$—	$4,651,200
Canada	31,568,756	—	—	31,568,756
China	—	15,206,651	—	15,206,651
France	—	37,863,338	—	37,863,338
India	—	8,030,962	—	8,030,962
Italy	8,365,165	—	—	8,365,165
Netherlands	—	10,731,800	—	10,731,800
South Korea	—	15,985,873	—	15,985,873
Sweden	—	5,973,548	—	5,973,548
Taiwan	—	7,354,553	—	7,354,553
United Kingdom	—	51,764,741	—	51,764,741
United States	402,538,418	—	—	402,538,418
Money Market Funds	9,587,785	1,381,965	—	10,969,750
Total Investments	$452,060,124	$158,944,631	$—	$611,004,755
Invesco Global Core Equity Fund